Other Commitments and Contingencies - Narrative (Details) - USD ($) $ in Millions	1 Months Ended		6 Months Ended
	Feb. 28, 2026	May 31, 2025	Jun. 30, 2026
Southern Energy S.A., SESA
Other Commitments [Line Items]
Equity method investment, ownership percentage			10.00%
Macaw Energies
Other Commitments [Line Items]
Long term purchase commitments			$ 0.6
Macaw Energies | Maximum
Other Commitments [Line Items]
Investment company, committed capital			$ 31.6
FLNG Hilli project
Other Commitments [Line Items]
FLNG deployment project term		20 years	20 years
FLNG Hilli project | Maximum
Other Commitments [Line Items]
Investment company, committed capital		$ 350.0
FLNG Hilli Project, Mooring Equipment
Other Commitments [Line Items]
Investment company, committed capital	$ 13.6
Funding Commitment With SESA
Other Commitments [Line Items]
Long term purchase commitments			$ 31.2
Funding Commitment With SESA | Southern Energy S.A., SESA
Other Commitments [Line Items]
Long term purchase commitments			$ 28.0
Equity method investment, ownership percentage			10.00%
Fourth FLNG unit
Other Commitments [Line Items]
Long term purchase commitments			$ 6.2
Fourth FLNG unit | Maximum
Other Commitments [Line Items]
Investment company, committed capital			$ 22.0